Staff expenses (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of staff expenses

Staff expenses
in EUR million	2025	2024	2023
Salaries	5,277	4,906	4,559
Pension costs and other staff-related benefit costs	488	455	418
Social security costs	752	690	635
Share-based compensation arrangements	52	45	31
External employees	662	720	776
Education	56	49	50
Other staff costs	313	319	256
	7,600	7,184	6,725

Summary of number of employees

Number of employees
	Netherlands			Rest of the world			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Total average number of internal employees at full time equivalent basis	15,280	14,821	14,449	47,490	46,301	44,985	62,770	61,121	59,434

Summary of changes in share awards

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2025	2024	2023	2025	2024	2023
Opening balance as at 1 January	4,855,542	3,897,800	3,699,555	10.88	8.81	7.97
Granted	4,021,860	4,429,394	3,469,747	17.57	13.75	9.71
Vested	-3,448,317	-3,343,429	-3,113,115	14.67	12.29	8.83
Forfeited	-138,970	-128,223	-158,387	13.99	10.73	8.54
Closing balance	5,290,115	4,855,542	3,897,800	13.44	10.88	8.81